INCOME TAX EXPENSE - Income tax reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX EXPENSE
Loss before income tax	$ (17,907,273)	$ (33,441,664)	$ (17,254,962)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax credit computed at PRC statutory income tax rate	$ (4,476,817)	$ (8,360,416)	$ (4,313,740)
Impact of PRC preferential income tax rate as qualified TASE	1,790,727	3,344,166	1,725,496
Difference in income tax rates of overseas entities	3,146,473	2,665,263	(1,012,031)
Research and development super-deduction	(386,799)	(639,650)	(693,340)
Research and development tax credits	(537,086)	(756,757)	(668,854)
Non-deductible expenses	6,081	6,721	7,241
Foreign derived intangible income deduction	(97,431)		(394,979)
Changes in valuation allowance	86,877	3,747,543	7,064,573
State tax	111,831	(25,113)	(22,363)
Others	58,284	690	(595)
Income tax expense (benefit)	$ (297,860)	$ (17,553)	$ 1,691,408